Acquisition - Additional Information (Detail) $ in Thousands, shares in Millions			3 Months Ended	12 Months Ended
		Jan. 01, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Oct. 13, 2022 CAD ($)	Oct. 12, 2022 CAD ($) shares	Oct. 12, 2022 $ / shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares						34,013,055
Consideration transferred, acquisition-date fair value					$ 222,583
Fair Value Of Vested Share Based Compensation Transferred	[1]				8,641
Trade and other receivables recognised as of acquisition date			$ 187,500	$ 187,500
Business combination, acquired receivables, gross contractual amount			222,000	222,000
Business combination, acquired receivables, estimated uncollectible			34,500	34,500
Revenues for the acquired business		$ 789,300	196,000
Net loss for the acquired business		$ 48,600	$ 60,700
Amounts Recognised For Transaction Recognised Separately From Acquisition Of Assets And Assumption Of Liabilities In Business Combination				$ 70,600
Exterran Corporation
Disclosure of detailed information about business combination [line items]
Customer-related intangible assets recognised as of acquisition date						$ 50,900
Cash transferred					$ 1,900	1,900
Consideration transferred, acquisition-date fair value						222,600
Equity interests of acquirer						213,900
Share price | $ / shares							$ 6.29
Fair Value Of Vested Share Based Compensation Transferred						$ 8,600
Enerflex common shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares						34,013,055
Enerflex common shares | Exterran Corporation
Disclosure of detailed information about business combination [line items]
Conversion of common shares in business combination					1.021%	1.021%

[1]	Included in the fair value of vested stock-based compensation is $1.9 million of cash payments to Exterran stockholders that held fractional shares on the date of acquisition.